COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015
Risk-free interest rate	1.83%
Expected dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected volatility	54.00%
Minimum [Member]
Risk-free interest rate		1.37%
Expected term	5 years	2 years 6 months
Expected volatility		53.00%
Maximum [Member]
Risk-free interest rate		1.52%
Expected term	6 years	6 years
Expected volatility		58.00%